UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3600


Signature, Place and Date of Signing:

/s/ Steven Rohlfing            New York, New York            November 15, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total: $419,395
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                         Name
--------------------                         ----
28-10548                                     SLS Offshore Fund, Ltd.


                                                    FORM 13F INFORMATION TABLE

         COL 1                COL 2          COL 3       COL 4        COL 5           COL 6          COL 7          COL 8

                                                        Market
                                                        Value   Shares   Sh/ Put/   Investment       Other          Voting
    Name of Security       Title of Class    CUSIP     (x000)   Prn Amt  Prn Call    Discretion       Mgrs          Authority
                                                                                SOLE         SHARED           SOLE      SHARED NONE
Allmerica Finl Corp             COM       019754100  48,736  1,813,112  SH       1,437,523    375,589 NONE  1,437,523   375,589
Huntington Bancshares Inc       COM       446150104  34,464  1,383,525  SH       1,096,925    286,600       1,096,925   286,600
Assurant Inc                    COM       04621X108  21,744    836,300  SH         663,059    173,241         663,059   173,241
JP Morgan & Chase Co            COM       46625H100  20,493    515,800  SH         405,830    109,970         405,830   109,970
Aetna Inc New                   COM       00817Y108  18,327    183,399  SH         144,581     38,818         144,581    38,818
Readers Digest Assn Inc         COM       755267101  17,304  1,185,989  SH         937,270    248,719         937,270   248,719
Williams Cos Inc Del            COM       969457100  17,280  1,428,100  SH       1,132,267    295,833       1,132,267   295,833
Instinet Group Inc              COM       457750107  16,685  3,317,055  SH       2,629,920    687,135       2,629,920   687,135
Sprint Corp                   COM FON     852061100  16,104    800,000  SH         634,278    165,722         634,278   165,722
Citizens Communications
   Co                           COM       17453B101  14,565  1,087,782  SH         901,373    186,409         901,373   186,409
Cablevision Sys Corp      CL A NY CABLVS  12686C109  14,196    700,000  SH         554,994    145,006         554,994   145,006
Sovereign Bancorp Inc           COM       845905108  13,238    606,700  SH         478,924    127,776         478,924   127,776
Leap Wireless
   International Inc            COM       521863308  13,200    600,000  SH         475,707    124,293         475,707   124,293
Liberty Media Corp New       COM SER A    530718105  12,896  1,478,900  SH       1,146,128    332,772       1,146,128   332,772
Pfizer Inc                      COM       717081103  12,240    400,000  SH         317,140     82,860         317,140    82,860
Metris Cos Inc                  COM       591598107  11,436  1,169,300  SH         927,078    242,222         927,078   242,222
UnumProvident Corp              COM       91529Y106  10,391    662,264  SH         522,720    139,544         522,720   139,544
Silicon Graphics Inc            COM       827056102  10,072  6,994,645  SH       5,545,695  1,448,950       5,545,695 1,448,950
Multimedia Games Inc            COM       625453105   9,597    619,130  SH         491,258    127,872         491,258   127,872
Coca Cola Enterprises Inc       COM       191219104   9,356    495,000  SH         392,460    102,540         392,460   102,540
Bank New York Inc               COM       064057102   9,288    318,400  SH         250,932     67,468         250,932    67,468
GTech Hldgs Corp                COM       400518106   8,601    339,700  SH         292,288     47,412         292,288    47,412
Lakes Entmnt Inc                COM       51206P109   8,490    810,154  SH         634,770    175,384         634,770   175,384
Alliance Gaming Corp          COM NEW     01859P609   7,530    500,000  SH         396,422    103,578         396,422   103,578
Starwood Hotels &
   Resorts Wrld             PAIRED CTF    85590A203   6,211    133,800  SH         107,961     25,839         107,961    25,839
Commonwealth Tel
   Enterprises                  COM       203349105   5,949    136,600  SH         108,302     28,298         108,302    28,298
AstraZeneca PLC            SPONSORED ADR  046353108   5,577    135,600  SH         104,208     31,392         104,208    31,392
Fleetwood Enterprises Inc       COM       339099103   5,329    351,070  SH         276,969     74,101         276,969    74,101
Medis Technologies Ltd          COM       58500P107   4,617    410,775  SH         328,172     82,603         328,172    82,603
TransAct Technologies Inc       COM       892918103   4,308    166,666  SH         166,666          0         166,666         0
Georgia Pac Corp                COM       373298108   3,595    100,000  SH          79,285     20,715          79,285    20,715
Wellcare Health Plans Inc       COM       94946T106   2,894    152,696  SH         119,726     32,970         119,726    32,970
Magna Entmt Corp               CL A       559211107   2,180    400,000  SH         317,139     82,861         317,139    82,861
Radyne ComStream Inc          COM NEW     750611402   1,508    200,000  SH         200,000          0         200,000         0
Alliance Cap Mgmt Hldg LP UNIT LTD PARTN  01855A101     994     28,000  SH               0     28,000               0    28,000
                                                    419,395



02740.0001 #525442